Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital and reserves [abstract]
Summary of classes of share capital
Ordinary shares authorized, issued and fully paid

	Class A ordinary shares	Class B ordinary shares	Total
	Thousands	Thousands	Thousands
As at December 31, 2017	—	169,331	169,331
As at December 31, 2018	—	169,331	169,331
Transfer of shares**	22,363	(22,363)	—
Issuance of shares from offering	35,700	—	35,700

As at December 31, 2019	58,063	146,968	205,031